UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08279

T. Rowe Price Reserve Investment Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2021

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Reserve Investment Funds	May 31, 2021

T. ROWE PRICE RESERVE INVESTMENT FUNDS

HIGHLIGHTS

■	Money market interest rates remained extremely low during our fiscal year ended May 31, 2021, as the Federal Reserve kept the fed funds target rate in the 0.00% to 0.25% range.

■	The Government Reserve Fund and the Treasury Reserve Fund performed slightly better than their Lipper peer group indexes over the last year.

■	Most of each fund’s assets at the end of May were invested in Treasury bills and repurchase agreements.

■	Given the heightened economic uncertainty and the Fed’s revised approach regarding inflation, we believe that the Fed is likely to keep short-term interest rates extremely low for the next several years.

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CIO Market Commentary

Dear Shareholder

Global stock markets produced very strong returns during your fund’s fiscal year, the 12-month period ended May 31, 2021, while rising yields weighed on returns in some bond sectors. Investor sentiment was buoyed by the rollout of coronavirus vaccines, unprecedented fiscal and monetary stimulus, and expectations that the economy would benefit from a release of pent-up demand.

All major global and regional equity benchmarks recorded positive results during the period, and returns in the 20% to 50% range were common across developed and emerging markets. The large-cap S&P 500 Index gained 40% for the 12-month period and finished up nearly 25% above where it stood just before the pandemic roiled markets early last year.

Market leadership shifted during the period as successful vaccine trials in November spurred a rotation toward segments that had been beaten down in the initial phase of the pandemic. Value shares rebounded and outperformed their growth counterparts for the reporting period, and sector leaders also changed. Within the S&P 500, financial stocks produced strong gains as banks benefited from rising longer-term interest rates, and the materials and the industrials and business services sectors outperformed amid higher commodity prices and a rebound in economic growth. Energy stocks, which had negative results in the first half of our reporting period, staged a strong recovery as oil prices rallied to their highest level in more than two years. Meanwhile, information technology and consumer discretionary companies, which had been the big winners in the early days of the pandemic, produced more modest gains later in the period.

Outside the U.S., emerging markets generally outpaced stocks in developed markets. A weaker U.S. dollar aided returns for U.S. investors in most regions.

Fiscal and monetary support remained a key factor in providing a positive backdrop for markets. President Joe Biden signed the American Rescue Plan Act into law in March, a $1.9 trillion program that included direct payments of up to $1,400 to most Americans. The Federal Reserve kept its short-term lending rate near zero, and policymakers emphasized that the time had not yet arrived for scaling back asset purchases designed to keep downward pressure on long-term interest rates.

Economic news was also generally positive. According to the latest estimate, U.S. gross domestic product grew at an annualized rate of 6.4% in the first quarter of 2021 following 4.3% growth in the fourth quarter of 2020.

Meanwhile, overall profits for companies in the S&P 500 rose by roughly 52% versus the year before in the first quarter, according to FactSet—the best showing since late 2009.

Inflation data drew increasing attention later in the period as investors tried to assess the impact of higher prices on the broader economy as well as the chance that an overheating economy might lead the Fed to start rolling back its accommodative monetary policies earlier than expected. The central bank’s preferred inflation measure, the core personal consumption expenditures price index, increased 3.1% in the year ended in April, the biggest increase in nearly three decades and above the Fed’s 2% inflation target. However, Fed policymakers stressed that the increase in inflation was a temporary result of the economic recovery and that they remain committed to accommodative policy.

As expected—since higher prices erode the value of the fixed payments provided by bonds—rising inflation concerns were more evident in the fixed income market than in equities. Yields of longer-term Treasuries surged during the first quarter of 2021 as inflation expectations increased, weighing on returns for the sector. (Bond prices and yields move in opposite directions.) High yield bonds, which are less sensitive to interest rate changes, produced strong results, though, and investment-grade corporate bonds also performed well amid solid corporate fundamentals. Mortgage-backed securities, despite considerable Fed support during the period, had negative results amid uncertainty regarding when the central bank would begin tapering its asset purchases.

As we look ahead, the central question for investors—assuming the economy’s recovery from the pandemic continues apace—is whether the returns on financial assets will be as robust. Valuations are elevated in nearly all asset classes, and in some areas, there are clear signs of speculation. It is not an easy environment to invest in, but our investment teams remain rooted in company fundamentals and focused on the long term, and they will continue to apply strong fundamental analysis as they seek out the best investments for your portfolio.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

GOVERNMENT RESERVE FUND

INVESTMENT OBJECTIVE

This money market fund is managed to provide a stable share price of $1.00. Its goals are preservation of capital, liquidity, and, consistent with these, the highest possible current income.

FUND COMMENTARY

How did the fund perform in the past 12 months?

The Government Reserve Fund returned 0.08% in the 12-month period ended May 31, 2021, versus 0.02% for the Lipper U.S. Government Money Market Funds Index. Past performance cannot guarantee future results.

What factors influenced the fund’s performance?

While the U.S. economy is recovering from the deep, pandemic-driven downturn that took place in the first half of 2020, the Federal Reserve has acknowledged that the pandemic has caused “tremendous human and economic hardship” in the U.S. and around the globe and that it will take some time before the employment situation improves to the point where it becomes appropriate for the central bank to begin reducing its monthly asset purchases and, later, raising short-term interest rates from near zero.

Inflation has shown signs of increasing from last year’s lowest levels, as the broadening distribution of coronavirus vaccines is enabling the U.S. and other countries to ease some pandemic restrictions and as pent-up consumer demand and some supply chain disruptions are leading to shortages, and thus higher prices, of certain goods and materials. The fiscal stimulus measures and infrastructure spending plans supported by President Joe Biden are also seen as contributing to a faster economic growth rate and potentially higher inflation and have contributed to a sharp rise in longer-term Treasury yields from their lowest levels over the last year. However, the Fed considers current inflationary pressures to be largely “transitory.” Even if inflation rises toward the central bank’s stated long-term goal of a 2% inflation rate in the near future, the Fed has adopted a new framework whereby it intends to allow inflation to go above and remain above 2% for some period of time to compensate for periods of below-average inflation. Considering that inflation has not consistently remained above 2% for any meaningful stretch over the last decade, the Fed may decide to keep short-term interest rates very low for the foreseeable future. The yield on the 90-day Treasury bill fell from 0.14% to 0.01% during the past 12 months, while the six-month T-bill yield dropped from 0.18% to 0.03%. One-year T-bill yields fell from 0.17% to 0.05%.

How is the fund positioned?

As a government money fund, the portfolio is required to invest almost exclusively in Treasury bills and other U.S. government securities. Of course, the fund is not subject to the liquidity fees and redemption restrictions (also known as “gates”) that may be applied to nongovernment money funds during times of severe redemption activity.

At the end of May 2021, about 62% of the fund’s assets were invested in Treasury bills. Repurchase agreements represented about 34%. The remainder was invested in U.S. Treasury notes and other U.S. government and agency securities. The fund’s weighted average maturity was 43 days at the end of May versus 27 days six months ago and 36 days one year ago.

What is portfolio management’s outlook?

In response to the stress in certain funding markets at the onset of the pandemic in March 2020, the SEC is contemplating another round of reforms and rule changes for money market funds—it would be the third since a certain money fund in the industry “broke the buck” during the 2008 global financial crisis. While we do not know which proposals are likely to be implemented, we do believe the regulatory landscape for money funds could become more complex. We will closely monitor the reform efforts in the months ahead.

Given the heightened economic uncertainty and the Fed’s revised approach regarding inflation, we believe that the Fed is likely to keep short-term interest rates extremely low for the next several years. To balance our positions in money market securities with longer average maturities, the portfolio maintains a high degree of liquidity with very short-term securities. As always, our focus remains on principal stability and on investments with the highest credit quality.

TREASURY RESERVE FUND

INVESTMENT OBJECTIVE

This money market fund is managed to provide a stable share price of $1.00. It seeks to maximize preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.

FUND COMMENTARY

How did the fund perform in the past 12 months?

The Treasury Reserve Fund returned 0.10% in the 12-month period ended May 31, 2021, versus 0.03% for the Lipper Institutional U.S. Treasury Money Market Funds Index. Past performance cannot guarantee future results.

What factors influenced the fund’s performance?

While the U.S. economy is recovering from the deep, pandemic-driven downturn that took place in the first half of 2020, the Federal Reserve has acknowledged that the pandemic has caused “tremendous human and economic hardship” in the U.S. and around the globe and that it will take some time before the employment situation improves to the point where it becomes appropriate for the central bank to begin reducing its monthly asset purchases and, later, raising short-term interest rates from near zero.

Inflation has shown signs of increasing from last year’s lowest levels, as the broadening distribution of coronavirus vaccines is enabling the U.S. and other countries to ease some pandemic restrictions and as pent-up consumer demand and some supply chain disruptions are leading to shortages, and thus higher prices, of certain goods and materials. The fiscal stimulus measures and infrastructure spending plans supported by President Joe Biden are also seen as contributing to a faster economic growth rate and potentially higher inflation and have contributed to a sharp rise in longer-term Treasury yields from their lowest levels over the last year. However, the Fed considers current inflationary pressures to be largely “transitory.” Even if inflation rises toward the central bank’s stated long-term goal of a 2% inflation rate in the near future, the Fed has adopted a new framework whereby it intends to allow inflation to go above and remain above 2% for some period of time to compensate for periods of below-average inflation. Considering that inflation has not consistently remained above 2% for any meaningful stretch over the last decade, the Fed may decide to keep short-term interest rates very low for the foreseeable future. The yield on the 90-day Treasury bill fell from 0.14% to 0.01% during the past 12 months, while the six-month T-bill yield dropped from 0.18% to 0.03%. One-year T-bill yields fell from 0.17% to 0.05%.

How is the fund positioned?

As a government money fund, the portfolio is required to invest almost exclusively in Treasury bills and other U.S. government securities. Of course, the fund is not subject to the liquidity fees and redemption restrictions (also known as “gates”) that may be applied to nongovernment money funds during times of severe redemption activity.

At the end of May 2021, about 73% of the fund’s assets were invested in U.S. Treasury securities, mostly T-bills. Repurchase agreements represented the remainder. The fund’s weighted average maturity was 43 days at the end of May versus 27 days six months ago and 41 days one year ago.

What is portfolio management’s outlook?

In response to the stress in certain funding markets at the onset of the pandemic in March 2020, the SEC is contemplating another round of reforms and rule changes for money market funds—it would be the third since a certain money fund in the industry “broke the buck” during the 2008 global financial crisis. While we do not know which proposals are likely to be implemented, we do believe the regulatory landscape for money funds could become more complex. We will closely monitor the reform efforts in the months ahead.

Given the heightened economic uncertainty and the Fed’s revised approach regarding inflation, we believe that the Fed is likely to keep short-term interest rates extremely low for the next several years. To balance our positions in money market securities with longer average maturities, the portfolio maintains a high degree of liquidity with very short-term securities. As always, our focus remains on principal stability and on investments with the highest credit quality.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN THE RESERVE INVESTMENT FUNDS

You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

The potential for realizing a loss of principal in the funds could derive from:

Interest rate risks. A decline in interest rates may lower the funds’ yields, or a rise in the overall level of interest rates may cause a decline in the prices of fixed income securities held by the funds. The funds’ yields will vary; they are not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the funds would have to reinvest at lower interest rates. During periods of extremely low short-term interest rates, the funds may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit risks. An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Although the funds only purchase securities that present minimal credit risk in the opinion of T. Rowe Price, the credit quality of the funds’ holdings could change rapidly during periods of market stress. The funds’ overall credit risk is relatively low since they invest in securities that are backed by the full faith and credit of the U.S. government.

Repurchase agreement risks. A counterparty to a repurchase agreement may become insolvent or fail to repurchase securities from the funds as required, which could increase the funds’ costs or prevent the funds from immediately accessing their collateral.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

T. ROWE PRICE GOVERNMENT RESERVE FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TREASURY RESERVE FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE FUND

May 31, 2021

PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)		
U.S. GOVERNMENT AGENCY DEBT 1.6%		
Federal Farm Credit Discount Notes, 0.01%, 6/1/21	50,000	50,000
Federal Farm Credit Discount Notes, 0.01%, 6/2/21	2,500	2,500
Federal Farm Credit Discount Notes, 0.01%, 6/3/21	4,000	4,000
Federal Farm Credit Discount Notes, 0.01%, 6/9/21	13,000	13,000
Federal Farm Credit Discount Notes, 0.01%, 6/29/21	4,000	4,000
Federal Farm Credit Discount Notes, 0.02%, 8/26/21	10,000	9,999
Federal Farm Credit Discount Notes, 0.02%, 8/31/21	8,000	8,000
Federal Home Loan Bank Discount Notes, 0.025%, 6/16/21	100,000	99,999
Federal Home Loan Bank Discount Notes, 0.045%, 6/8/21	100,000	99,999
Federal National Mortgage Assn., 2.75%, 6/22/21	25,150	25,189
Total U.S. Government Agency Debt (Cost $316,686)		**316,686**
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS 15.1%(1)		
Bank of America, Tri-Party, Dated 5/28/21, 0.01%, Delivery Value of $218,000,242 on 6/1/21, Collateralized by U.S. Government securities, 3.00%, 9/20/46 - 2/20/50, valued at $222,360,000	218,000	218,000
Bank of Montreal, Tri-Party, Dated 5/28/21, 0.01%, Delivery Value of $109,000,121 on 6/1/21, Collateralized by U.S. Government securities, 1.31% - 4.50%, 6/1/26 - 6/1/51, valued at $111,180,001	109,000	109,000
BNP Paribas, Tri-Party, Dated 5/28/21, 0.005%, Delivery Value of $200,000,111 on 6/1/21, Collateralized by U.S. Government securities, 0.00% - 4.50%, 6/30/21 - 8/20/49, valued at $204,000,027	200,000	200,000
Citigroup Global Markets, Tri-Party, Dated 5/28/21, 0.01%, Delivery Value of $287,000,319 on 6/1/21, Collateralized by U.S. Government securities, 2.00% - 4.50%, 4/1/51, valued at $292,740,423	287,000	287,000
Credit Agricole, Tri-Party, Dated 5/28/21, 0.01%, Delivery Value of $308,000,342 on 6/1/21, Collateralized by U.S. Government securities, 2.00% - 3.00%, 3/1/50 - 12/1/50, valued at $314,160,000	308,000	308,000
Goldman Sachs, Tri-Party, Dated 5/28/21, 0.01%, Delivery Value of $410,000,456 on 6/1/21, Collateralized by U.S. Government securities, 0.13% - 2.50%, 3/31/23 - 2/28/25, valued at $418,200,038	410,000	410,000
HSBC Securities, Tri-Party, Dated 5/28/21, 0.005%, Delivery Value of $137,000,076 on 6/1/21, Collateralized by U.S. Government securities, 1.99% - 4.50%, 6/1/28 - 3/1/51, valued at $139,740,000	137,000	137,000

JPMorgan Chase, Tri-Party, Dated 5/28/21, 0.01%, Delivery Value of $273,000,303 on 6/1/21, Collateralized by U.S. Government securities, 1.46% - 8.75%, 4/1/25 - 6/1/52, valued at $278,460,000	273,000	273,000
RBC Dominion Securities, Tri-Party, Dated 5/28/21, 0.01%, Delivery Value of $558,800,621 on 6/1/21, Collateralized by U.S. Government securities, 0.00% - 6.50%, 6/1/21 - 4/1/51, valued at $569,976,006	558,800	558,800
Royal Bank of Canada, Tri-Party, Dated 5/28/21, 0.01%, Delivery Value of $556,000,618 on 6/1/21, Collateralized by U.S. Government securities, 1.00% - 5.00%, 7/31/22 - 5/1/51, valued at $567,120,001	556,000	556,000
Total U.S. Government Agency Repurchase Agreements (Cost $3,056,800)		**3,056,800**

U.S. TREASURY DEBT 64.8%

U.S. Treasury Bills, 0.002%, 7/13/21	50,000	50,000
U.S. Treasury Bills, 0.008%, 6/8/21	236,000	236,000
U.S. Treasury Bills, 0.01%, 6/15/21	390,000	389,998
U.S. Treasury Bills, 0.01%, 7/20/21	613,700	613,691
U.S. Treasury Bills, 0.011%, 8/19/21	476,300	476,289
U.S. Treasury Bills, 0.012%, 7/1/21	734,140	734,132
U.S. Treasury Bills, 0.014%, 6/24/21	371,720	371,717
U.S. Treasury Bills, 0.014%, 7/15/21	664,720	664,708
U.S. Treasury Bills, 0.014%, 8/5/21	644,500	644,484
U.S. Treasury Bills, 0.017%, 7/8/21	414,800	414,793
U.S. Treasury Bills, 0.02%, 7/29/21	200,000	199,994
U.S. Treasury Bills, 0.02%, 9/14/21	252,500	252,485
U.S. Treasury Bills, 0.02%, 9/28/21	153,100	153,090
U.S. Treasury Bills, 0.023%, 6/3/21	154,900	154,900
U.S. Treasury Bills, 0.024%, 11/26/21	181,800	181,778
U.S. Treasury Bills, 0.025%, 8/17/21	489,200	489,174
U.S. Treasury Bills, 0.025%, 8/24/21	209,250	209,238
U.S. Treasury Bills, 0.025%, 8/31/21	343,400	343,378
U.S. Treasury Bills, 0.025%, 9/7/21	260,540	260,522
U.S. Treasury Bills, 0.029%, 8/3/21	430,900	430,878
U.S. Treasury Bills, 0.031%, 6/10/21	338,200	338,197
U.S. Treasury Bills, 0.033%, 8/12/21	612,100	612,060
U.S. Treasury Bills, 0.033%, 11/18/21	150,000	149,977
U.S. Treasury Bills, 0.035%, 10/7/21	90,000	89,989
U.S. Treasury Bills, 0.035%, 10/28/21	196,450	196,421
U.S. Treasury Bills, 0.036%, 6/29/21	628,000	627,982
U.S. Treasury Bills, 0.036%, 8/26/21	590,800	590,750
U.S. Treasury Bills, 0.039%, 10/14/21	208,100	208,069
U.S. Treasury Bills, 0.04%, 9/23/21	118,600	118,585
U.S. Treasury Bills, 0.04%, 9/30/21	171,400	171,377

U.S. Treasury Bills, 0.04%, 10/21/21	197,710	197,679
U.S. Treasury Bills, 0.049%, 6/17/21	507,000	506,989
U.S. Treasury Bills, 0.05%, 7/6/21	250,000	249,988
U.S. Treasury Bills, 0.051%, 7/22/21	498,740	498,704
U.S. Treasury Bills, 0.055%, 9/16/21	124,500	124,480
U.S. Treasury Bills, 0.06%, 9/2/21	274,500	274,458
U.S. Treasury Bills, 0.062%, 11/4/21	289,600	289,523
U.S. Treasury Notes, 1.75%, 7/31/21	50,000	50,144
U.S. Treasury Notes, 2.125%, 9/30/21	125,000	125,871
U.S. Treasury Notes, FRN, 3M UST + 0.034%, 0.054%, 4/30/23	400,000	400,031
U.S. Treasury Notes, FRN, 3M UST + 0.114%, 0.134%, 4/30/22	13,365	13,365
Total U.S. Treasury Debt (Cost $13,105,888)		**13,105,888**
U.S. TREASURY REPURCHASE AGREEMENTS 18.7%(1)		
Bank of America, Tri-Party, Dated 5/28/21, 0.01%, Delivery Value of $159,000,177 on 6/1/21, Collateralized by U.S. Government securities, 0.38%, 1/15/27, valued at $162,180,068	159,000	159,000
BNP Paribas, Tri-Party, Dated 5/28/21, 0.005%, Delivery Value of $373,000,207 on 6/1/21, Collateralized by U.S. Government securities, 0.00% - 4.75%, 6/17/21 - 5/15/49, valued at $380,460,002	373,000	373,000
BNY Mellon, Bilateral, Dated 5/28/21, 0.005%, Delivery Value of $664,000,369 on 6/1/21, Collateralized by U.S. Government securities, 0.00% - 2.13%, 7/15/21 - 12/31/22, valued at $677,280,059	664,000	664,000
Citigroup Global Markets, Tri-Party, Dated 5/28/21, 0.005%, Delivery Value of $498,000,277 on 6/1/21, Collateralized by U.S. Government securities, 0.13% - 3.63%, 10/15/24 - 8/15/28, valued at $507,960,065	498,000	498,000
Credit Agricole, Tri-Party, Dated 5/28/21, 0.005%, Delivery Value of $523,700,291 on 6/1/21, Collateralized by U.S. Government securities, 0.63%, 7/15/21, valued at $534,174,071	523,700	523,700
Credit Suisse, Tri-Party, Dated 5/28/21, 0.005%, Delivery Value of $101,800,057 on 6/1/21, Collateralized by U.S. Government securities, 0.25% - 7.63%, 11/15/22 - 1/15/25, valued at $103,836,058	101,800	101,800
HSBC Securities, Tri-Party, Dated 5/28/21, 0.005%, Delivery Value of $531,000,295 on 6/1/21, Collateralized by U.S. Government securities, 0.13% - 8.13%, 5/31/21 - 8/15/50, valued at $541,620,019	531,000	531,000

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TREASURY RESERVE FUND

May 31, 2021

PORTFOLIO OF INVESTMENTS‡

(Amounts in 000s)

U.S. TREASURY DEBT 72.9%

	Par	$ Value
U.S. Treasury Bills, 0.003%, 7/20/21	89,700	89,700
U.S. Treasury Bills, 0.005%, 7/27/21	35,000	35,000
U.S. Treasury Bills, 0.01%, 6/15/21	250,000	249,999
U.S. Treasury Bills, 0.012%, 7/1/21	129,200	129,199
U.S. Treasury Bills, 0.013%, 7/15/21	89,060	89,058
U.S. Treasury Bills, 0.013%, 8/19/21	70,000	69,998
U.S. Treasury Bills, 0.015%, 6/22/21	31,950	31,950
U.S. Treasury Bills, 0.015%, 6/24/21	175,000	174,998
U.S. Treasury Bills, 0.015%, 8/5/21	110,000	109,997
U.S. Treasury Bills, 0.015%, 9/21/21	21,840	21,839
U.S. Treasury Bills, 0.017%, 7/8/21	71,600	71,599
U.S. Treasury Bills, 0.02%, 7/29/21	40,000	39,999
U.S. Treasury Bills, 0.02%, 9/14/21	45,000	44,997
U.S. Treasury Bills, 0.02%, 9/28/21	27,500	27,498
U.S. Treasury Bills, 0.024%, 11/26/21	33,700	33,696
U.S. Treasury Bills, 0.025%, 8/17/21	132,900	132,893
U.S. Treasury Bills, 0.025%, 8/24/21	40,750	40,748
U.S. Treasury Bills, 0.025%, 8/31/21	75,000	74,995
U.S. Treasury Bills, 0.025%, 9/7/21	55,000	54,996
U.S. Treasury Bills, 0.029%, 8/3/21	74,100	74,096
U.S. Treasury Bills, 0.031%, 6/29/21	123,900	123,897
U.S. Treasury Bills, 0.035%, 8/26/21	100,700	100,692
U.S. Treasury Bills, 0.035%, 10/7/21	15,400	15,398
U.S. Treasury Bills, 0.035%, 10/28/21	40,000	39,994
U.S. Treasury Bills, 0.037%, 8/12/21	81,150	81,144
U.S. Treasury Bills, 0.039%, 10/14/21	40,500	40,494
U.S. Treasury Bills, 0.04%, 6/3/21	64,000	64,000
U.S. Treasury Bills, 0.04%, 9/23/21	20,300	20,297
U.S. Treasury Bills, 0.04%, 9/30/21	30,000	29,996
U.S. Treasury Bills, 0.04%, 10/21/21	37,970	37,964
U.S. Treasury Bills, 0.045%, 6/1/21	90,000	90,000
U.S. Treasury Bills, 0.05%, 6/17/21	37,200	37,199
U.S. Treasury Bills, 0.053%, 7/22/21	98,740	98,733
U.S. Treasury Bills, 0.06%, 9/2/21	45,500	45,493
U.S. Treasury Bills, 0.067%, 11/4/21	58,600	58,583
U.S. Treasury Bills, 0.09%, 6/10/21	27,800	27,799
U.S. Treasury Notes, FRN, 3M UST + 0.034%, 0.054%, 4/30/23	35,000	35,003
U.S. Treasury Notes, FRN, 3M UST + 0.114%, 0.134%, 4/30/22	6,460	6,460
U.S. Treasury Notes, FRN, 3M UST + 0.22%, 0.24%, 7/31/21	17,800	17,803

U.S. Treasury Notes, FRN, 3M UST + 0.30%, 0.32%, 10/31/21	17,800	17,812
Total U.S. Treasury Debt (Cost $2,586,016)		**2,586,016**

U.S. TREASURY REPURCHASE AGREEMENTS 30.1%(1)

Bank of America, Tri-Party, Dated 5/28/21, 0.01%, Delivery Value of $43,000,048 on 6/1/21, Collateralized by U.S. Government securities, 2.13%, 2/29/24, valued at $43,860,103	43,000	43,000
BNP Paribas, Tri-Party, Dated 5/28/21, 0.005%, Delivery Value of $99,000,055 on 6/1/21, Collateralized by U.S. Government securities, 0.00% - 7.25%, 7/15/21 - 2/15/47, valued at $100,980,022	99,000	99,000
BNY Mellon, Bilateral, Dated 5/28/21, 0.005%, Delivery Value of $142,000,079 on 6/1/21, Collateralized by U.S. Government securities, 0.13%, 1/31/23 - 2/28/23, valued at $144,840,073	142,000	142,000
Citigroup Global Markets, Tri-Party, Dated 5/28/21, 0.005%, Delivery Value of $106,000,059 on 6/1/21, Collateralized by U.S. Government securities, 0.13% - 6.75%, 4/30/26 - 8/15/26, valued at $108,120,051	106,000	106,000
Credit Agricole, Tri-Party, Dated 5/28/21, 0.005%, Delivery Value of $142,700,079 on 6/1/21, Collateralized by U.S. Government securities, 1.88% - 2.88%, 2/15/42 - 11/15/46, valued at $145,554,055	142,700	142,700
HSBC Securities, Tri-Party, Dated 5/28/21, 0.005%, Delivery Value of $142,000,079 on 6/1/21, Collateralized by U.S. Government securities, 0.13% - 7.13%, 4/30/22 - 10/31/27, valued at $144,840,004	142,000	142,000
JPMorgan Chase, Tri-Party, Dated 5/25/21, 0.005%, Delivery Value of $75,000,073 on 6/1/21, Collateralized by U.S. Government securities, 7.50%, 11/15/24, valued at $76,500,338	75,000	75,000
JPMorgan Chase, Tri-Party, Dated 5/28/21, 0.005%, Delivery Value of $71,000,039 on 6/1/21, Collateralized by U.S. Government securities, 1.13%, 2/28/25, valued at $72,420,170	71,000	71,000
RBC Dominion Securities, Tri-Party, Dated 5/25/21, 0.005%, Delivery Value of $60,000,058 on 6/1/21, Collateralized by U.S. Government securities, 0.00% - 6.00%, 6/1/21 - 2/15/50, valued at $61,200,001	60,000	60,000
RBC Dominion Securities, Tri-Party, Dated 5/28/21, 0.005%, Delivery Value of $140,000,078 on 6/1/21, Collateralized by U.S. Government securities, 0.00% - 6.38%, 6/1/21 - 5/15/50, valued at $142,800,013	140,000	140,000

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE FUND

May 31, 2021

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TREASURY RESERVE FUND

May 31, 2021

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TREASURY RESERVE FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TREASURY RESERVE FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Government Reserve Fund (Government Reserve Fund) and T. Rowe Price Treasury Reserve Fund (Treasury Reserve Fund) are each a diversified, open-end management investment company (collectively, the funds) established by the corporation. The funds seek to maximize preservation of capital, liquidity, and, consistent with these goals, the highest possible current income. The funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates, Inc. (Price Associates), and its affiliates and are not available for direct purchase by members of the public. Each fund intends to operate as a government money market fund and has no intention to voluntarily impose liquidity fees on redemptions or temporarily suspend redemptions.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation Each fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class daily and paid monthly.

Capital Transactions Each investor’s interest in the net assets of each fund is represented by fund shares. Each fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

New Accounting Guidance In March 2020, the FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact on the funds' financial statements.

Indemnification In the normal course of business, each fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. Each fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

Each fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the funds’ Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures, including the comparison of amortized cost to market-based value, and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

In accordance with Rule 2a-7 under the 1940 Act, each fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. On May 31, 2021, all of the funds’ financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, each fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objectives, policies, program, and risk factors of each fund are described more fully in its prospectus and Statement of Additional Information.

Repurchase Agreements Each fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on T. Rowe Price Associates, Inc.’s approved list. All repurchase agreements are fully collateralized by U.S. government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, a fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

LIBOR Each fund may invest in instruments that are tied to reference rates, including LIBOR. On March 5, 2021, the ICE Benchmark Administration Limited, the administrator of LIBOR, announced its intention to cease publishing a majority of the USD LIBOR settings immediately after publication on June 30, 2023, with the remaining USD LIBOR settings to end immediately after publication on December 31, 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on a fund, or on certain instruments in which a fund invests, are not known. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by a fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on a fund's performance.

NOTE 4 - FEDERAL INCOME TAXES

Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

Each fund files U.S. federal, state, and local tax returns as required. Each fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments have no impact on results of operations or net assets. For the Government Reserve Fund, reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income or realized capital gain. For the year ended May 31, 2021, the following reclassification were recorded to reflect tax character:

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments have no impact on results of operations or net assets. For the Treasury Reserve Fund, the reclassifications relate primarily to the recharacterization of distributions.

Distributions during the years ended May 31, 2021 and May 31, 2020, were characterized as ordinary income for tax purposes and totaled $13,331,000, and $252,025,000, respectively, for the Government Reserve Fund and $3,474,000, and $63,733,000, respectively, for the Treasury Reserve Fund. At May 31, 2021, the tax-basis cost of investments and components of net assets were as follows:

Treasury Reserve Fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains.

NOTE 5 - RELATED PARTY TRANSACTIONS

The funds are managed by Price Associates, a wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all shareholders of the funds. The funds pays no management fees; however, Price Associates receives management fees from the mutual funds and other accounts invested in the funds. Certain officers and directors of the funds are also officers and directors of Price Associates and its subsidiaries and of other T. Rowe Price-sponsored funds invested in the funds.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder and administrative, transfer and dividend disbursing, accounting, and certain other services to the funds. For the year ended May 31, 2021, expenses incurred by the Government Reserve Fund pursuant to these service agreements were $69,000 for Price Associates; less than $1,000 for T. Rowe Price Services, Inc. For the year ended May 31, 2021, expenses incurred by the Treasury Reserve Fund pursuant to these service agreements $69,000 for Price Associates; less than $1,000 for T. Rowe Price Services, Inc. The amounts payable at period-end pursuant to these agreements are included in Due to affiliates in the accompanying Statement of Assets and Liabilities.

The funds may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by each fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2021, the Government Reserve Fund and Treasury Reserve Fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

NOTE 6 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. During 2020, a novel strain of coronavirus (COVID-19) resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

These types of events, such as the global pandemic caused by COVID-19, may also cause widespread fear and uncertainty, and result in, among other things: enhanced health screenings, quarantines, cancellations, and travel restrictions, including border closings; disruptions to business operations and supply chains and customer activity; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. Each fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of each fund, its investment advisers, and each fund’s service providers may be significantly impacted, or even temporarily halted, as a result of any impairment to their information technology and other operation systems, extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies.

Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price Reserve Investment Funds, Inc. and
Shareholders of T. Rowe Price Government Reserve Fund and T. Rowe Price
Treasury Reserve Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Government Reserve Fund and T. Rowe Price Treasury Reserve Fund (two of the funds constituting T. Rowe Price Reserve Investment Funds, Inc., collectively referred to hereafter as the “Funds”) as of May 31, 2021, the related statement of operations for the year ended May 31, 2021, the statement of changes in net assets for each of the two years in the period ended May 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2021 and each of the financial highlights for each of the five years in the period ended May 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 20, 2021

We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE GOVERNMENT RESERVE FUND

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/21

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included $80,000 from short-term capital gains.

For nonresident alien shareholders, $13,169,000 of income dividends are interest-related dividends.

For shareholders subject to interest expense deduction limitation under Section 163(j), $13,335,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com.

T. ROWE PRICE TREASURY RESERVE FUND

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/21

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included $49,000 from short-term capital gains.

For nonresident alien shareholders, $3,424,000 of income dividends are interest-related dividends.

For shareholders subject to interest expense deduction limitation under Section 163(j), $3,474,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com.

T. ROWE PRICE GOVERNMENT RESERVE FUND

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In that regard, at a meeting held on March 8–9, 2021 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. Because the fund is not publicly available, performance information specific to the fund was not supplied by Broadridge at the Meeting. On the basis of the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Advisor does not receive management fees from the fund. Accordingly, the Board did not review information relating to revenues received by the Advisor under the Advisory Contract. The Board did review information regarding direct and indirect benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds that invest in the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Advisor bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising T. Rowe Price funds and concluded that the Advisor’s profits were reasonable. Although the Advisor does not receive management fees from the fund under the Advisory Contract, the fund’s shareholders benefit from potential economies of scale through the fund’s low operating expenses and low total expense ratio. Because the fund does not charge management fees and is only available for purchase by the Advisor and its affiliated investment advisors on behalf of mutual funds and other institutional client accounts for which the Advisor or its affiliate has discretionary investment authority, the Board did not review fees and expenses of other comparable funds or of institutional accounts of the Advisor and its affiliates.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract.

T. ROWE PRICE TREASURY RESERVE FUND

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In that regard, at a meeting held on March 8–9, 2021 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. Because the fund is not publicly available, performance information specific to the fund was not supplied by Broadridge at the Meeting. On the basis of the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Advisor does not receive management fees from the fund. Accordingly, the Board did not review information relating to revenues received by the Advisor under the Advisory Contract. The Board did review information regarding direct and indirect benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds that invest in the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Advisor bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising T. Rowe Price funds and concluded that the Advisor’s profits were reasonable. Although the Advisor does not receive management fees from the fund under the Advisory Contract, the fund’s shareholders benefit from potential economies of scale through the fund’s low operating expenses and low total expense ratio. Because the fund does not charge management fees and is only available for purchase by the Advisor and its affiliated investment advisors on behalf of mutual funds and other institutional client accounts for which the Advisor or its affiliate has discretionary investment authority, the Board did not review fees and expenses of other comparable funds or of institutional accounts of the Advisor and its affiliates.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract.

T. ROWE PRICE RESERVE INVESTMENT FUNDS

ABOUT THE FUNDS’ DIRECTORS AND OFFICERS

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are considered to be independent, i.e., not “interested persons” as defined in Section 2(a)(19) of the 1940 Act, of the Boards of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “interested” directors and officers are employees of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

INDEPENDENT DIRECTORS(a)

Name (Year of Birth) Year Elected [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

Teresa Bryce Bazemore (1959) 2018 [190]	President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); President, Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director, Chimera Investment Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)

Ronald J. Daniels (1959) 2018 [190]	President, The Johns Hopkins University(b) and Professor, Political Science Department, The Johns Hopkins University (2009 to present); Director, Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc. (2020 to present)

Bruce W. Duncan (1951) 2013 [190]	President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to present); Chief Executive Officer and Director (2009 to 2016), Chair of the Board (2016 to 2020), and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chair of the Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to present); Director, Boston Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)

Robert J. Gerrard, Jr. (1952) 2013 [190]	Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to 2016); Chair of the Board, all funds (since July 2018)

Paul F. McBride (1956) 2013 [190]	Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)

Cecilia E. Rouse, Ph.D.(c) (1963) 2013 [0]	Dean, Princeton School of Public and International Affairs (2012 to present); Professor and Researcher, Princeton University (1992 to present); Director of Education Studies Committee, MDRC, a nonprofit education and social policy research organization (2011 to 2020); Member, National Academy of Education (2010 to present); Board Member, National Bureau of Economic Research (2011 to present); Board Member of the Council on Foreign Relations (2018 to present); Board Member, The Pennington School (2017 to present); Board Member, the University of Rhode Island (2020 to present); Chair of Committee on the Status of Minority Groups in the Economic Profession of the American Economic Association (2012 to 2018); Vice President (2015 to 2016) and Board Member (2018 to present), American Economic Association

John G. Schreiber (1946) 1997 [190]	Owner/President, Centaur Capital Partners, Inc., a real estate investment company (1991 to present); Cofounder, Partner, and Cochair of the Investment Committee, Blackstone Real Estate Advisors, L.P. (1992 to 2015); Director, Blackstone Mortgage Trust, a real estate finance company (2012 to 2016); Director and Chair of the Board, Brixmor Property Group, Inc. (2013 to present); Director, Hilton Worldwide (2007 to present); Director, Hudson Pacific Properties (2014 to 2016); Director, Invitation Homes (2014 to 2017); Director, JMB Realty Corporation (1980 to present)

(a)All information about the independent directors was current as of December 31, 2020, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)William J. Stromberg, Chair of the Board, Director, and Chief Executive Officer of T. Rowe Price Group, Inc., the parent company of the Price Funds’ investment advisor, has served on the Board of Trustees of Johns Hopkins University since 2014.
(c)Effective March 4, 2021, Dr. Rouse resigned from her role as independent director of the Price Funds.

INTERESTED DIRECTORS(a)

Name (Year of Birth) Year Elected [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

David Oestreicher (1967) 2018 [190]	General Counsel, Vice President, and Secretary, T. Rowe Price Group, Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Vice President and Secretary, T. Rowe Price International; Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and T. Rowe Price Singapore (Price Singapore); Principal Executive Officer and Executive Vice President, all funds

Robert W. Sharps, CFA, CPA (1971) 2019 [190]	Director and Vice President, T. Rowe Price; President, T. Rowe Price Group, Inc.; and Vice President, T. Rowe Price Trust Company

(a)All information about the interested directors was current as of December 31, 2020, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.

OFFICERS

Name (Year of Birth) Position Held With T. Rowe Price Reserve Investment Funds	Principal Occupation(s)

Colin T. Bando, CFA (1987) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Maria H. Condez (1962) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Alan S. Dupski, CPA (1982) Principal Financial Officer, Vice President, and Treasurer	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Stephanie Angelique Gentile, CFA (1956) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

John R. Gilner (1961) Chief Compliance Officer	Chief Compliance Officer and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Gary J. Greb (1961) Vice President	Vice President, T. Rowe Price, T. Rowe Price International, and T. Rowe Price Trust Company

Paul J. Krug, CPA (1964) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Alan D. Levenson, Ph.D. (1958) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Cheryl A. Mickel, CFA (1967) Vice President	Director and Vice President, T. Rowe Price Trust Company; Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Fran M. Pollack-Matz (1961) Vice President and Secretary	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Services, Inc.

Shannon H. Rauser (1987) Assistant Secretary	Assistant Vice President, T. Rowe Price

Chen Shao (1980) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Jeanny Silva (1975) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Douglas D. Spratley, CFA (1969) President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Megan Warren (1968) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; formerly, Executive Director, JPMorgan Chase (to 2017)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Bruce W. Duncan qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Duncan is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $3,481,000 and $3,671,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2021

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 20, 2021